PROPERTY, PLANT AND EQUIPMENT - Schedule of Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 438,255	$ 501,876
Additions (Note a)	65,527	134,110	$ 149,293
Depreciation expenses	77,022	82,495	84,785
Ending balance	419,965	438,255	501,876
Property, plant and equipment	419,965	438,255	501,876
Losses on disposal on property, plant and equipment	4,365	2,646	1,642
Write-downs of property, plant and equipment	1,732	31,963	1,387
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	892,688	885,416	755,838
Additions (Note a)	65,527	134,110	149,293
Disposals	(62,489)	(32,819)	(22,565)
Reclassifications	(7,633)	0	0
Exchange differences on translation	37,392	(94,019)	2,850
Ending balance	925,485	892,688	885,416
Property, plant and equipment	925,485	892,688	885,416
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(421,100)	(382,153)	(312,869)
Depreciation expenses	77,022	82,495	84,785
Disposals	34,467	17,320	17,865
Exchange differences on translation	(17,929)	26,228	(2,364)
Ending balance	(481,584)	(421,100)	(382,153)
Property, plant and equipment	(481,584)	(421,100)	(382,153)
Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(33,333)	(1,387)
Disposals	10,095
Impairment loss (Note c)	1,732	31,963	1,387
Exchange differences on translation	1,034	17
Ending balance	(23,936)	(33,333)	(1,387)
Property, plant and equipment	(23,936)	(33,333)	(1,387)
Batteries
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	357,842	380,273
Ending balance	360,853	357,842	380,273
Property, plant and equipment	360,853	357,842	380,273
Batteries | Other operating expense
Reconciliation of changes in property, plant and equipment [abstract]
Losses on disposals of property, plant and equipment	13,200	11,500	2,600
Batteries | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	605,737	602,886	530,113
Additions (Note a)	56,281	71,964	78,511
Disposals	(30,147)	(28,743)	(9,365)
Reclassifications	0	0	204
Exchange differences on translation	26,640	(40,370)	3,423
Ending balance	658,511	605,737	602,886
Property, plant and equipment	658,511	605,737	602,886
Batteries | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(246,591)	(222,613)	(170,240)
Depreciation expenses	52,863	53,536	54,361
Disposals	13,725	14,001	5,031
Exchange differences on translation	(10,687)	15,557	(3,043)
Ending balance	(296,416)	(246,591)	(222,613)
Property, plant and equipment	(296,416)	(246,591)	(222,613)
Batteries | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,304)	0
Disposals	0
Impairment loss (Note c)	0	1,304	0
Exchange differences on translation	62	0
Ending balance	(1,242)	(1,304)	0
Property, plant and equipment	(1,242)	(1,304)	0
Undeployed battery packs and related battery cells | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	27,700	37,400
Ending balance	20,000	27,700	37,400
Property, plant and equipment	20,000	27,700	37,400
Machinery equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	38,134	63,083
Ending balance	27,061	38,134	63,083
Property, plant and equipment	27,061	38,134	63,083
Machinery equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	138,297	138,831	131,541
Additions (Note a)	2,760	9,955	18,369
Disposals	(13,607)	(2,715)	(10,436)
Reclassifications	0	557	190
Exchange differences on translation	6,993	(8,331)	(833)
Ending balance	134,443	138,297	138,831
Property, plant and equipment	134,443	138,297	138,831
Machinery equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(87,008)	(74,394)	(66,866)
Depreciation expenses	16,630	20,016	18,635
Disposals	3,277	2,295	10,398
Exchange differences on translation	(3,552)	5,107	709
Ending balance	(103,913)	(87,008)	(74,394)
Property, plant and equipment	(103,913)	(87,008)	(74,394)
Machinery equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(13,155)	(1,354)
Disposals	9,894
Impairment loss (Note c)	0	11,816	1,354
Exchange differences on translation	(208)	15
Ending balance	(3,469)	(13,155)	(1,354)
Property, plant and equipment	(3,469)	(13,155)	(1,354)
Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	876	1,479
Ending balance	540	876	1,479
Property, plant and equipment	540	876	1,479
Transportation equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,329	11,560	11,292
Additions (Note a)	104	765	197
Disposals	(178)	(252)	(219)
Reclassifications	0	0	281
Exchange differences on translation	475	(744)	9
Ending balance	11,730	11,329	11,560
Property, plant and equipment	11,730	11,329	11,560
Transportation equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(10,353)	(10,081)	(7,641)
Depreciation expenses	477	1,169	2,560
Disposals	174	236	52
Exchange differences on translation	(439)	661	68
Ending balance	(11,095)	(10,353)	(10,081)
Property, plant and equipment	(11,095)	(10,353)	(10,081)
Transportation equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(100)	0
Disposals	0
Impairment loss (Note c)	0	100	0
Exchange differences on translation	5	0
Ending balance	(95)	(100)	0
Property, plant and equipment	(95)	(100)	0
Tooling equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,060	3,394
Ending balance	4,661	4,060	3,394
Property, plant and equipment	4,661	4,060	3,394
Tooling equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	47,606	43,392	40,934
Additions (Note a)	4,084	4,871	3,699
Disposals	(13,125)	(194)	(1,273)
Reclassifications	0	2,412	0
Exchange differences on translation	1,753	(2,875)	32
Ending balance	40,318	47,606	43,392
Property, plant and equipment	40,318	47,606	43,392
Tooling equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(40,926)	(39,998)	(37,561)
Depreciation expenses	3,532	3,676	3,676
Disposals	12,999	142	1,268
Exchange differences on translation	(1,694)	2,606	(29)
Ending balance	(33,153)	(40,926)	(39,998)
Property, plant and equipment	(33,153)	(40,926)	(39,998)
Tooling equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,620)	0
Disposals	0
Impairment loss (Note c)	0	2,621	0
Exchange differences on translation	116	1
Ending balance	(2,504)	(2,620)	0
Property, plant and equipment	(2,504)	(2,620)	0
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	86	750
Ending balance	176	86	750
Property, plant and equipment	176	86	750
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,862	3,266	2,796
Additions (Note a)	73	117	561
Disposals	(818)	(330)	(96)
Reclassifications	0	0	0
Exchange differences on translation	127	(191)	5
Ending balance	2,244	2,862	3,266
Property, plant and equipment	2,244	2,862	3,266
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,553)	(2,483)	(2,306)
Depreciation expenses	206	359	270
Disposals	826	127	96
Exchange differences on translation	(113)	162	(3)
Ending balance	(2,046)	(2,553)	(2,483)
Property, plant and equipment	(2,046)	(2,553)	(2,483)
Office equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(223)	(33)
Disposals	201
Impairment loss (Note c)	0	190	33
Exchange differences on translation	0	0
Ending balance	(22)	(223)	(33)
Property, plant and equipment	(22)	(223)	(33)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,291	6,672
Ending balance	6,080	7,291	6,672
Property, plant and equipment	6,080	7,291	6,672
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	41,145	39,256	36,956
Additions (Note a)	1,381	1,984	2,524
Disposals	(4,614)	(539)	(1,091)
Reclassifications	1,542	3,027	828
Exchange differences on translation	1,780	(2,583)	39
Ending balance	41,234	41,145	39,256
Property, plant and equipment	41,234	41,145	39,256
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(33,669)	(32,584)	(28,255)
Depreciation expenses	3,314	3,739	5,283
Disposals	3,466	519	1,020
Exchange differences on translation	(1,444)	2,135	(66)
Ending balance	(34,961)	(33,669)	(32,584)
Property, plant and equipment	(34,961)	(33,669)	(32,584)
Leasehold improvements | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(185)	0
Disposals	0
Impairment loss (Note c)	0	186	0
Exchange differences on translation	(8)	1
Ending balance	(193)	(185)	0
Property, plant and equipment	(193)	(185)	0
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	29,966	46,225
Ending balance	20,594	29,966	46,225
Property, plant and equipment	20,594	29,966	46,225
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	45,712	46,225	2,206
Additions (Note a)	844	44,454	45,432
Disposals	0	(46)	(85)
Reclassifications	(9,175)	(5,996)	(1,503)
Exchange differences on translation	(376)	(38,925)	175
Ending balance	37,005	45,712	46,225
Property, plant and equipment	37,005	45,712	46,225
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Depreciation expenses	0	0	0
Disposals	0	0	0
Exchange differences on translation	0	0	0
Ending balance	0	0	0
Property, plant and equipment	0	0	0
Construction in progress | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(15,746)	0
Disposals	0
Impairment loss (Note c)	1,732	15,746	0
Exchange differences on translation	1,067	0
Ending balance	(16,411)	(15,746)	0
Property, plant and equipment	$ (16,411)	$ (15,746)	$ 0